SHARE-BASED PAYMENTS - Disclosure of detailed information about share options valuation assumptions (Details)	1 Months Ended			12 Months Ended
	Jun. 18, 2019 CAD ($) year Share	Apr. 23, 2019 CAD ($) year Share	Feb. 21, 2018 CAD ($) year Share	Dec. 31, 2019 Share	Dec. 31, 2018 Share
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Stock options granted | Share	1,675,000	400,000	2,325,000	2,075,000	2,325,000
Exercise price	$ 0.90	$ 0.75	$ 1.20
Market price	$ 0.78	$ 0.72	$ 1.13
Expected option term (years) | year	3.0	3.0	3.0
Expected stock price volatility	51.80%	51.60%	59.90%
Average risk-free interest rate	1.36%	1.56%	1.94%
Expected forfeiture rate	0.00%	0.00%	0.00%
Expected dividend yield	0.00%	0.00%	0.00%
FAIR VALUE ASSIGNED	$ 409,000	$ 100,000	$ 1,038,000